             As filed with the Securities and Exchange Commission
                               on April 17, 1998
                      Registration No. 33-42927; 811-6419

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [_]

                        Post-Effective Amendment No. 44             [X]

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [_]

                               Amendment No. 45                     [X]

                        ________________________________

                             STAGECOACH FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)
                        ________________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant       [_]   on _________ pursuant
      to Rule 485(b), or                           to Rule 485(b)

[_]   60 days after filing pursuant          [_]   on _________ pursuant
      to Rule 485(a)(1), or                        to Rule 485(a)(1)

[_]   75 days after filing pursuant          [_]   on ___________pursuant
      to Rule 485(a)(2), or                        to Rule 485(a)(2)

If appropriate, check  the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 44 to the Registration Statement (the "Amendment") of Stagecoach Funds, Inc. (the "Company") is being filed to add to the Company's Registration Statement 4 - 6 month unaudited financial statements for the period from September 24, 1997 (commencement of operations) to March 9, 1998, for the Company's International Equity Fund.

     This Amendment does not affect the Registration Statement, prospectuses or Statements of Additional Information for the Company's other Funds or classes.

                             INTERNATIONAL EQUITY

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) -
MARCH 9, 1998

                                                                                             International Equity Fund
                                                                                              from September 24, 1997
                                                                                            (Commencement of Operations)
                                                                                                  to March 9, 1998
                                                                                          -----------------------------
ASSETS
    Investments:
       In securities, at market value (see cost below)                                                    $ 53,059,884
       Cash                                                                                                  3,615,940
       Cash denominated in foreign currencies (cost $100,129)                                                   99,592
    Receivables:
       Dividends and interest                                                                                   63,663
       Fund shares sold                                                                                         86,977
    Organizational expenses, net of amortization                                                                54,884
    Prepaid expenses                                                                                             7,572
    TOTAL ASSETS                                                                                            56,988,512
LIABILITIES
    Payables:
      Investment securities purchased                                                                          536,226
      Fund shares redeemed                                                                                      15,823
      Loss on foreign currency forward contracts                                                                 3,533
      Due to sponsor and distributor                                                                           102,567
      Due to adviser                                                                                           103,123
      Other                                                                                                     23,836
    TOTAL LIABILITIES                                                                                          785,108
    TOTAL NET ASSETS                                                                                      $ 56,203,404
NET ASSETS CONSIST OF:
    Paid-in capital                                                                                       $ 52,940,241
    Undistributed(Overdistributed) net investment income                                                        (2,808)
    Undistributed net realized gain(loss) on investments and foreign
           currency transactions                                                                              (412,707)
    Net unrealized appreciation of investments and translation
           of assets and liabilities in foreign currencies                                                   3,678,678
    TOTAL NET ASSETS                                                                                      $ 56,203,404
COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
    Net assets - Class A                                                                                  $ 25,077,183
    Shares outstanding - Class A                                                                             2,367,034
    Net asset value per share - Class A                                                                          10.59
    Maximum offering price per share - Class A                                                                   11.18(1)
    Net assets - Class B                                                                                  $ 31,126,221
    Shares outstanding - Class B                                                                             2,946,265
    Net asset value and offering price per share - Class B                                                       10.56

INVESTMENT AT COST                                                                                        $ 49,381,361
--------------------------------------------------------------------------------------------------------------------------

(1) Maximum offering price is computed as 100/94.75 of net asset value. On investments of $50,000 or more the offering price is reduced.

                             INTERNATIONAL EQUITY
STATEMENT OF OPERATIONS (Unaudited)

                                                                                             International Equity Fund
                                                                                               From September 24, 1997
                                                                                          (commencement of operations)
                                                                                                      to March 9, 1998
                                                                                          -----------------------------
INVESTMENT INCOME
      Dividends (net of foreign tax withheld of $18,252)                                                     $ 220,309
      Interest                                                                                                 240,517
    TOTAL INVESTMENT INCOME                                                                                    460,826

EXPENSES
      Advisory fees                                                                                            218,091
      Administration fees                                                                                       18,898
      Custody fees                                                                                              44,505
      Shareholder servicing fees                                                                                54,523
      Portfolio accounting fees                                                                                 16,975
      Transfer agency fees                                                                                      30,533
      Distribution fees                                                                                        100,887
      Organization costs                                                                                         9,095
      Legal and audit fees                                                                                      18,645
      Registration fees                                                                                         18,192
      Directors' fees                                                                                            2,092
      Shareholder reports                                                                                       13,644
      Other                                                                                                      5,232
    TOTAL EXPENSES                                                                                             551,312
    LESS:
      Waived fees and reimbursed expenses                                                                      (91,448)
    NET EXPENSES                                                                                               459,864
    NET INVESTMENT INCOME                                                                                          962

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
    Net realized gain(loss) from:
      Investments                                                                                             (404,390)
      Foreign currency transactions                                                                             (8,317)
    Net change in unrealized appreciation of:
      Investmentsnts                                                                                         3,678,523
      Translation of assets and liabilities in foreign currencies                                                  155
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                                               3,265,971
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                                                                 $ 3,266,933
----------------------------------------------------------------------------------------------------------------------

                             INTERNATIONAL EQUITY

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

                                                                                          International Equity Fund
                                                                                            From September 24, 1997
                                                                                        (commencement of operations)
                                                                                                   to March 9, 1998
                                                                                        ----------------------------
INCREASE(DECREASE) IN NET ASSETS

    OPERATIONS:
      Net investment income                                                                            $        962
      Net realized (gain)loss from investments and foreign currency transactions                           (412,707)
      Net change in unrealized appreciation of investments and
        transaction of assets and liabilities in foreign currencies                                       3,678,678
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  3,266,933

    DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income
      CLASS A                                                                                                (3,770)
      CLASS B                                                                                                     0

    CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold - Class A                                                                24,911,892
      Reinvestment of dividends - Class A                                                                     2,483
      Cost of shares redeemed - Class A                                                                  (1,313,195)
    NET INCREASE IN NET ASSETS RESULTING
     FROM CAPITAL SHARE TRANSACTIONS - CLASS A                                                           23,601,180
      Proceeds from shares sold - Class B                                                                30,994,903
      Reinvestment of dividends - Class B
      Cost of shares redeemed - Class B                                                                  (1,655,842)
    NET INCREASE IN NET ASSETS RESULTING
     FROM CAPITAL SHARE TRANSACTIONS - CLASS B                                                           29,339,061
    INCREASE IN NET ASSETS                                                                               56,203,404

    NET ASSETS:
      Beginning net assets                                                                                        0
      ENDING NET ASSETS                                                                                $ 56,203,404

    SHARES ISSUED AND REDEEMED:
      Shares sold - Class A                                                                               2,498,568
      Shares issued in reinvestment of dividends - Class A                                                      257
      Shares redeemed - Class A                                                                            (131,791)
    NET INCREASE IN SHARES OUTSTANDING - CLASS A                                                          2,367,034
      Shares sold - Class B                                                                               3,116,565
      Shares issued in reinvestment of dividends - Class B                                                        0
      Shares redeemed - Class B                                                                            (170,300)
    NET INCREASE IN SHARES OUTSTANDING - CLASS B                                                          2,946,265
-------------------------------------------------------------------------------------------------------------------

                                  HIGHLIGHTS

FINANCIAL HIGHLIGHTS (Unaudited)
For a share outstanding throughout each period is as follows:

                                                                                                   International Equity Fund(1)
                                                                             --------------------------------------------------
                                                                                  Class A                        Class B
                                                                             -------------------            -------------------

                                                                                   Period Ended                   Period Ended
                                                                                 March 09, 1998                 March 09, 1998
------------------------------------------------------------------------------------------------            -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 10.00                        $ 10.00
     Income from investment operations:
         Net investment income (loss)                                                     0.01                          (0.01)
         Net realized and unrealized gain (loss) on investments                           0.58                           0.57
     Total from investment operations                                                     0.59                           0.56
     Less Distributions:
         Dividends from net investment income                                             0.00                           0.00
         Distributions from net realized gain                                             0.00                           0.00
     Total from Distributions                                                             0.00                           0.00
NET ASSET VALUE, END OF PERIOD                                                         $ 10.59                        $ 10.56

     Total Return                                                                         5.92%                          5.60%
     Ratios/supplemental data:
         Net assets, end of period (000)                                              $ 25,077                       $ 31,126
     Ratios to average net assets (annualized):
         Ratio of expenses to average net assets                                          1.75%                          2.40%
         Ratio of net investment income to average net
              assets                                                                      0.38%                         (0.29%)
         Portfolio turnover                                                                 10%                            10%
         Average commission rate paid                                                 $ 0.0784                       $ 0.0784
         Ratio of expenses to average net assets prior to
              waived fees and reimbursed expenses                                         2.18%                          2.81%
         Ratio of net investment income to average net assets
              prior to waived fees and reimbursed expenses                               (0.05%)                        (0.70%)
-------------------------------------------------------------------------------------------------------------------------------

(1) The Fund commenced operations on September 24, 1997.

INTERNATIONAL EQUITY FUND - MARCH 9, 1998
(Unaudited)

Shares                   Security Name                                              Cost                       Value

                     COMMON STOCK - 61.83%
                     AUSTRIA -
   6,000             OMV AG                                                                 812,096             753,856

                     BURMUDA -
  15,000             Central European Media Enterprises Ltd!                                433,125             322,500

                     BRAZIL - 1.51%
  20,000             Aracruz Cellulose SA ADR                                               420,944             301,250
   5,000             Telecomunicacoes Brasileira ADR                                        543,095             630,938


                     CANADA - 1.18%
  10,000             Potash Corp of Saskatchewan                                            788,261             904,742
  25,000             Royal Bank of Canada                                                 1,325,154           1,467,817

                     FINLAND - 1.57%
   8,000             Nokia Corp ADR                                                         720,972             764,000

                     FRANCE - 2.95%
   9,000             AXA-UAP Co                                                             799,625             884,357
   4,000             Canal Plus                                                             780,242             861,832
  10,000             France Telecom SA                                                      349,132             494,737
  25,000             Groupe Danone ADR                                                      775,000           1,043,750
  20,000             Rhone Paulenc SA ADR                                                   861,392             935,000
  14,000             SGS - Thomson Microelectronic!                                       1,200,024             952,683
   8,000             Total SA Class B                                                       922,569             899,700


                     GERMANY - 5.06%
   6,000             Adidas Salomon AG                                                      808,692             968,823
   3,000             Allianz AG                                                             685,425             907,246
  19,000             Commerzbank AG                                                         729,418             685,866
   1,200             SAP AG                                                                 319,602             487,367
   3,500             SGL Carbon AG                                                          526,702             404,224
  12,000             Siemens AG                                                             792,233             726,452


                     HONG KONG - 4.08%
  19,000             HSBC Holdings Plc                                                      547,364             539,944
 125,000             Hutchison Whampoa                                                      882,159             863,838
 300,000             China Telecom!                                                         544,965             527,010

                     HUNGARY -
  24,000             Matav Rt ADR!                                                          449,970             612,000


                     IRELAND - 2.33%
  14,000             Elan Corporation !                                                     732,287             846,993
  10,000             Ryanair Holdings Plc ADR !                                             250,000             348,750
  82,400             Ryanair Holdings Plc !                                                 461,979             593,338


                     ISRAEL - 1.78%
  20,000             Koor Industries Ltd ADR                                                414,388             465,000
  20,000             Tefron Ltd !                                                           370,413             465,000


                     ITALY - 1.86%
 118,000             ENI SPA                                                                748,368             711,044
  14,000             Telecom Italia SPA ADR                                                 923,040             993,125

                     JAPAN - 6.85%
  50,000             Ajinomoto Co                                                           527,526             481,480


  32,000             Canon Inc                                                              941,847             741,562
  20,000             Honda Motor Co Ltd                                                     725,948             693,650
  30,000             Maurui Co Ltd                                                          513,482             488,529
     100             Nippon Telegraph & Telephone Corp                                      884,800             931,653
  56,000             Nomura Securities Co Ltd                                               753,814             740,936
   7,000             Orix Corp                                                              509,624             499,256
  10,000             Secom Co Ltd                                                           683,287             617,709
   7,000             Seven Eleven Japan Ltd                                                 525,560             488,296
  14,000             Sony Corp                                                            1,312,198           1,227,589


                     MEXICO - 2.29%
  34,000             Grupo Elektra SA ADR                                                   560,548             495,125
  22,000             Panamerican Beverages Inc Class A                                      825,126             809,875
  20,000             TV Azteca SA                                                           453,700             405,000


                     NETHERLANDS - 4.38%
  16,000             Philips Electronics NV ADR                                           1,266,411           1,207,000
  13,000             Royal Dutch Petroleum                                                  706,965             692,250
  13,000             Unilever NV                                                            699,743             887,780


                     NEW ZEALAND - 1.13%
  81,900             Tranz Rail Holdings Ltd                                                456,063             298,869

                     NORWAY - 1.61%
  12,000             Petroleum Geo-Services                                                 767,927             703,936

                     PORTUGAL - 0.76%
  28,000             Electricidade De Portugal SA                                           488,134             615,796
  11,000             Portugal Telecom SA                                                    496,891             590,673

                     SPAIN - 3.42%
  24,000             Banco Santander                                                        741,855           1,116,494
  16,000             Banco Bilbao Vizcaya SA                                                488,873             748,464
  34,000             Telefonica De Espana                                                 1,075,488           1,221,423

                     SWEDEN - 1.89%
  31,000             Ericsson (LM) Tel ADR                                                1,426,707           1,389,188

                     SWITZERLAND - 3.19%
     700             Nestle                                                               1,011,695           1,217,145
     800             Novartis AG                                                          1,259,737           1,432,914
   4,000             Schweizerische Bankverein                                            1,143,671           1,345,371


                     UNITED KINGDOM - 13.99%
 120,000             Amvescap Plc                                                           813,302           1,186,200
  42,857             Bass Plc                                                               584,974             707,666
  73,000             Boots Co Plc                                                         1,057,823           1,074,049
  57,000             British Petroleum Co Plc                                               822,851             781,738
  18,000             Glaxo Wellcome Plc ADR                                                 796,618             985,500
  58,067             Reuters Holdings Plc                                                   770,666             627,211
  95,000             Select Appointments Plc                                                921,927           1,044,801
  13,000             Smithkline Beecham Plc ADR                                             599,937             861,250
 150,000             Vodafone Group Plc                                                     847,007           1,340,985





                     TOTAL COMMON STOCK

                     TOTAL INVESTMENTS IN SECURITIES
                     (Cost $49,381,361)*                                      94.41%                   $ 53,059,884
                     Other Assets and Liabilities, Net                         5.59%                      3,143,520
                                                                 -------------------               --------------------
                                                                 ===================               ====================
                     TOTAL NET ASSETS                                        100.00%                   $ 56,203,404
                                                                 ===================               ====================

         !           Non-income earning securities
         *           Cost for federal income tax purposes is the
                     same as for financial statement purposes and net unrealized appreciation consists of:


                     Gross Unrealized Appreciation
                     Gross Unrealized Depreciation
                                                                                         -------------------
                     Net Unrealized Appreciation                                                $ 3,678,378


                            STAGECOACH FUNDS, INC.
                   SEC REGISTRATION NOS. 33-42927; 811-6419

                                    PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

     (a)  Financial Statements:
          --------------------

          With respect to the International Equity Fund, 4-6 month unaudited financial statements for the period from September 24, 1997 (commencement of operations) to March 9, 1998, are filed herewith.

     (b)  Exhibits:
          --------

   Exhibit
   Number                          Description
   ------                          -----------

    1(a)         -  Amended and Restated Articles of Incorporation dated
                    November 22, 1995, incorporated by reference to Post-
                    Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.


    1(b)         -  Articles Supplementary, incorporated by reference to Post
                    Effective Amendment No. 43 to the Registration Statement, filed March 30, 1998.

    2            -  By-Laws, incorporated by reference to Post-Effective
                    Amendment No. 31 to the Registration Statement, filed May
                    15, 1997.

    3            -  Not Applicable

    4            -  Not Applicable

    5(a)(i)      -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                    Statement, filed April 17, 1992.

    5(a)(ii)     -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

    5(b)(i)      -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(b)(ii)     -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

    5(c)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    5(d)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                    Statement, filed April 17, 1992.

    5(e)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                    Statement, filed April 17, 1992.

    5(f)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                    Statement, filed April 17, 1992.

    5(g)(i)      -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-
                    Effective Amendment No. 3 to the Registration Statement, filed April 17, 1992.

    5(g)(ii)     -  Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed February 29, 1996.

    5(h)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration
                    Statement, filed May 1, 1992.

    5(i)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

    5(j)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                    Statement, filed November 29, 1995.

    5(k)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Arizona Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                    Statement, filed January 31, 1997.

    5(l)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Balanced Fund, incorporated by reference to Post-
                    Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(m)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Equity Value Fund, incorporated by reference to Post-
                    Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(n)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Government Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(o)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Intermediate Bond Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                    Statement, filed January 31, 1997.

    5(p)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Trust Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                    Statement, filed January 31, 1997.

    5(q)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                    Statement, filed January 31, 1997.

    5(r)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Oregon Tax-Free Fund, incorporated by reference to Post-
                    Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(s)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Prime Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(t)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed January 31, 1997.

    5(u)         -  Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

    5(v)         -  Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money Market Trust, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    5(v)(i)      -  Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Index Allocation, Short-Term Government-
                    Corporate Income, Short-Term Municipal Income, Overland
                    Express Sweep and Variable Rate Government Funds, filed
                    September 25, 1997.

    5(v)(ii)     -  Form of Sub-Advisory Contract with Barclays Global Fund
                    Advisors on behalf of the Index Allocation Fund, filed
                    September 25, 1997.

    5(w)         -  Form of Advisory Contract with Wells Fargo Bank, N.A. on behalf of the International Equity Fund, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    6(a)         -  Amended Distribution Agreement with Stephens Inc., Advisory
                    Contract with Wells Fargo Bank, N.A. on by reference to Post-Effective Amendment No. 15 to the Registration
                    Statement, filed May 1, 1995.

    6(b)         -  Selling Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective
                    Amendment No. 2 to the Registration Statement, filed April
                    17, 1992.

    7            -  Not Applicable

    8(a)         -  Custody Agreement with Wells Fargo Institutional Trust
                    Company, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(b)         -  Custody Agreement with Wells Fargo Institutional Trust
                    Company, N.A. on behalf of the U.S. Government Allocation
                    Fund, incorporated by reference to

                    Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(c)         -  Custody Agreement with Wells Fargo Institutional Trust
                    Company, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(d)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(e)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                    Statement, filed April 17, 1992.

    8(f)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                    Statement, filed April 17, 1992.

    8(g)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-
                    Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    8(h)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-
                    Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    8(i)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    8(j)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                    Statement, filed November 29, 1995.

    8(k)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    8(l)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

    8(m)         -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 20 to the Registration
                    Statement, filed February 28, 1996.

    8(n)         -  Custody Agreement with Wells Fargo Bank on behalf of the
                    Arizona Tax-Free, Balanced, Equity Value, Government Money
                    Market Mutual, Index Allocation, Intermediate Bond, Money
                    Market Trust, National Tax-Free, Oregon Tax-Free, Overland
                    Express Sweep, Prime Money Market Mutual, Short-Term
                    Government-Corporate Income, Short-Term Municipal Income,
                    Treasury Money Market Mutual and Variable Rate Government
                    Funds, filed September 25, 1997.

    9(a)(i)      -  Administration Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-
                    Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(a)(ii)     -  Co-Administration Agreement with Wells Fargo Bank, N.A. and
                    Stephens Inc. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(b)         -  Agency Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective
                    Amendment No. 32 to the Registration Statement, filed May
                    30, 1997.

    9(c)(i)      -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the California Tax-Free Money Market Mutual
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 2 to the Registration Statement, filed April 17, 1992.

    9(c)(ii)     -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    9(c)(iii)    -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    9(c)(iv)     -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    9(c)(v)      -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Short-Intermediate U.S. Government Income
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 8 to the Registration Statement, filed February 10,
                    1994.

    9(c)(vi)     -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the National Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed April 29, 1996.

    9(c)(vii)    -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Class B Shares of the Asset Allocation
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(viii)   -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Class B Shares of the California Tax-Free
                    Bond Fund, incorporated by reference to Post-Effective
                    Amendment No. 15 to the Registration Statement, filed May 1,
                    1995.

    9(c)(ix)     -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Class B Shares of the Diversified Income
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(x)      -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xi)     -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Class B Shares of the Growth and Income
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xii)    -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Class B Shares of the U.S. Government
                    Allocation Fund, incorporated by reference to Post-Effective
                    Amendment No. 15 to the Registration Statement, filed May 1,
                    1995.

    9(c)(xiii)   -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Class B Shares of the Aggressive Growth
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 20 to the Registration Statement, filed February 28,
                    1996.

    9(c)(xiv)    -  Amended Shareholder Servicing Agreement with Wells Fargo
                    Bank, N.A. on behalf of the Class A Shares of the Asset
                    Allocation Fund, incorporated by reference to Post-Effective
                    Amendment No. 15 to the Registration Statement, filed May 1,
                    1995.

    9(c)(xv)     -  Amended Shareholder Servicing Agreement with Wells Fargo
                    Bank, N.A. on behalf of the Class A Shares of the California
                    Tax-Free Bond Fund, incorporated by reference to Post-
                    Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xvi)    -  Amended Shareholder Servicing Agreement with Wells Fargo
                    Bank, N.A. on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to Post-
                    Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xvii)   -  Amended Shareholder Servicing Agreement with Wells Fargo
                    Bank, N.A. on behalf of the Class A Shares of the Ginnie Mae
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xviii)  -  Amended Shareholder Servicing Agreement with Wells Fargo
                    Bank, N.A. on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(c)(xix)    -  Amended Shareholder Servicing Agreement with Wells Fargo
                    Bank, N.A. on behalf of the Class A Shares of the U.S.
                    Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                    Statement, filed May 1, 1995.

    9(c)(xx)     -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A.
                    on behalf of the Class A Shares of the Aggressive Growth
                    Fund, incorporated by reference to Post-Effective Amendment
                    No. 20 to the Registration Statement, filed February 28,
                    1996.

    9(d)(i)      -  Servicing Plan on behalf of the National Tax-Free Money
                    Market Mutual Fund, incorporated by reference to Post-
                    Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    9(d)(ii)     -  Servicing Plan on behalf of the Class B Shares of the Asset
                    Allocation Fund, incorporated by reference to Post-Effective
                    Amendment No. 15 to the Registration Statement, filed May 1,
                    1995.

    9(d)(iii)    -  Servicing Plan on behalf of the Class B Shares of the
                    California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                    Statement, filed May 1, 1995.

    9(d)(iv)     -  Servicing Plan on behalf of the Class B Shares of the
                    Diversified Income Fund, incorporated by reference to Post-
                    Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    9(d)(v)      -  Servicing Plan on behalf of the Class B Shares of the Ginnie
                    Mae Fund, incorporated by reference to Post-Effective
                    Amendment No. 15 to the Registration Statement, filed May 1,
                    1995.

    9(d)(vi)     -  Servicing Plan on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective
                    Amendment No. 15 to the Registration Statement, filed May 1,
                    1995.

    9(d)(vii)    -  Servicing Plan on behalf of the Class B Shares of the U.S.
                    Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                    Statement, filed May 1, 1995.

    9(d)(viii)   -  Servicing Plan on behalf of the Class A Shares of the
                    Aggressive Growth Fund, incorporated by reference to Post-
                    Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    9(d)(ix)     -  Servicing Plan on behalf of the Class B Shares of the
                    Aggressive Growth Fund, incorporated by reference to Post-
                    Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    9(d)(x)      -  Servicing Plan on behalf of the Class B shares of the Index
                    Allocation Fund, filed September 25, 1997.

    9(e)(i)      -  Servicing Plan and Form of Shareholder Servicing Agreement
                    on behalf of the Class A Shares of the Arizona Tax-Free, Balanced, Equity Value, Government Money Market Mutual,
                    Intermediate Bond, International Equity, National Tax-Free,
                    Oregon Tax-Free, Prime Money Market Mutual, Small Cap and
                    Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, incorporated by reference to Post-
                    Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    9(e)(ii)     -  Servicing Plan and Form of Shareholder Servicing Agreement
                    on behalf of the Class B Shares of the Arizona Tax-Free, Balanced, Equity Value, Intermediate Bond, International
                    Equity, National Tax-Free, Oregon Tax-Free and Small Cap
                    Funds, incorporated by reference to Post-Effective Amendment
                    No. 32 to the Registration Statement, filed May 30, 1997.

    9(e)(iii)    -  Servicing Plan and Form of Shareholder Servicing Agreement
                    on behalf of the Institutional Class Shares of the Aggressive Growth, Arizona Tax-Free, Balanced, California
                    Tax-Free Bond, California Tax-Free Income, Equity Value,
                    Ginnie Mae, Growth and Income, Intermediate Bond,
                    International Equity, Money Market Mutual, National Tax-
                    Free, Oregon Tax-Free, Prime Money Market Mutual, Short-
                    Intermediate Government, Small Cap and Treasury Money Market
                    Mutual Funds, incorporated by reference to Post-Effective
                    Amendment No. 32 to the Registration Statement, filed May
                    30, 1997.

    9(e)(iv)     -  Servicing Plan and Form of Shareholder Servicing Agreement
                    on behalf of the Service Class Shares of the Prime Money
                    Market Mutual and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement, filed June 17, 1996.

    9(e)(v)      -  Servicing Plan and Form of Shareholder Servicing Agreement
                    on behalf of the Money Market Trust and California Tax-Free
                    Money Market Trust, incorporated by reference to Post-
                    Effective Amendment No. 28 to the Registration Statement, filed December 3, 1996.

    9(e)(vi)     -  Servicing Plan and Form of Shareholder Servicing Agreement
                    on behalf of the Class E Shares of the Treasury Money Market
                    Mutual Fund, incorporated by reference to Post-Effective
                    Amendment No. 19 to the Registration Statement, filed
                    January 23, 1997.

    9(e)(vii)    -  Servicing Plan and Form of Shareholder Servicing Agreement
                    on behalf of the Administrative Class shares of the Prime
                    Money Market Mutual and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(e)(viii)   -  Servicing Plan and Form of Shareholder Servicing Agreement
                    on behalf of the Class C shares of the Aggressive Growth, California Tax-Free Bond, Index Allocation, Ginnie Mae,
                    National Tax-Free Bond, Small Cap and Variable Rate
                    Government Funds, incorporated by reference to Post-
                    Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    9(e)(ix)     -  Servicing Plan and Form of Shareholder Servicing Agreement
                    on behalf of the Institutional Class shares of the National
                    Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 33 to the Registration
                    Statement, filed August 5, 1997.

    9(f)         -  Shareholder Administrative Servicing Plan and Form of
                    Administrative Servicing Agreement on behalf of Class A shares of Index Allocation and Variable Rate Government
                    Funds and shares of the Short-Term Government-Corporate
                    Income and Short-Term Municipal Income Funds, filed
                    September 25, 1997.

    10           -  Opinion and Consent of Counsel, filed herewith.


    11           -  Consent of Independent Auditor, incorporated by reference to
                    Post-Effective Amendment No. 43 to the Registration
                    Statement, filed March 30, 1998.

    12           -  Not Applicable

    13           -  Investment letter, incorporated by reference to Item 24(b)
                    of Pre-Effective Amendment No. 1 to the Registration
                    Statement, filed November 29, 1991.

    14           -  Not Applicable

    15(a)(i)     -  Distribution Plan on behalf of the California Tax-Free Money
                    Market Mutual Fund, incorporated by reference to Post-
                    Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    15(a)(ii)    -  Distribution Plan on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

    15(a)(iii)   -  Distribution Plan on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

    15(a)(iv)    -  Distribution Plan on behalf of the California Tax-Free
                    Income Fund, incorporated by reference to Post-Effective
                    Amendment No. 4 to the Registration Statement, filed
                    September 10, 1992.

    15(a)(v)     -  Distribution Plan on behalf of the Short-Intermediate U.S.
                    Government Income Fund, incorporated by reference to Post-
                    Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

    15(a)(vi)    -  Amended Distribution Plan on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                    Statement, filed May 1, 1995.

    15(a)(vii)   -  Amended Distribution Plan on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                    Statement, filed May 1, 1995.

    15(a)(viii)  -  Amended Distribution Plan on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(ix)    -  Amended Distribution Plan on behalf of the Class A Shares of the Ginnie Mae Fund, incorporated by reference to Post-
                    Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(x)     -  Amended Distribution Plan on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                    Statement, filed May 1, 1995.

    15(a)(xi)    -  Amended Distribution Plan on behalf of the Class A Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(a)(xii)   -  Distribution Plan on behalf of the National Tax-Free Money
                    Market Mutual Fund, incorporated by reference to Post-
                    Effective Amendment No. 17 to the Registration Statement, filed November 29, 1995.

    15(a)(xiii)  -  Distribution Plan on behalf of the Class A Shares of the
                    Aggressive Growth Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    15(a)(xiv)   -  Distribution Plan on behalf of the California Tax-Free Money
                    Market Trust, incorporated by reference to Post-Effective
                    Amendment No. 28 to the Registration Statement, filed
                    December 3, 1996.

    15(a)(xv)    -  Distribution Plan on behalf of the Class A Shares of the
                    Arizona Tax-Free, Balanced, Equity Value, Government Money
                    Market Mutual, Intermediate Bond, International Equity,
                    National Tax-Free, Oregon Tax-Free, Prime Money Market
                    Mutual, Small Cap and Treasury Money Market Mutual Funds, incorporated by reference to Post-Effective Amendment No.
                    32, filed May 30, 1997.

    15(a)(xvi)   -  Distribution Plan on behalf of the Class A shares of the
                    Index Allocation and Variable Rate Government Funds and shares of the Short-Term Government-Corporate Income and Short-Term Municipal Income Funds, filed September 25, 1997.

    15(b)(i)     -  Distribution Plan on behalf of the Class B Shares of the
                    Asset Allocation Fund, incorporated by reference to Post-
                    Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(ii)    -  Distribution Plan on behalf of the Class B Shares of the
                    California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                    Statement, filed May 1, 1995.

    15(b)(iii)   -  Distribution Plan on behalf of the Class B Shares of the
                    Diversified Income Fund, incorporated by reference to Post-
                    Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(iv)    -  Distribution Plan on behalf of the Class B Shares of the
                    Ginnie Mae Fund, incorporated by reference to Post-Effective
                    Amendment No. 15 to the Registration Statement, filed May 1,
                    1995.

    15(b)(v)     -  Distribution Plan on behalf of the Class B Shares of the
                    Growth and Income Fund, incorporated by reference to Post-
                    Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

    15(b)(vi)    -  Distribution Plan on behalf of the Class B Shares of the
                    U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                    Statement, filed May 1, 1995.

    15(b)(vii)   -  Distribution Plan on behalf of the Class B Shares of the
                    Aggressive Growth Fund, incorporated by reference to Post-
                    Effective Amendment No. 19 to the Registration Statement, filed December 18, 1995.

    15(b)(viii)  -  Distribution Plan on behalf of the Class B Shares of the
                    Arizona Tax-Free, Balanced, Equity Value, Index Allocation, Intermediate Bond, International Equity, National Tax-Free, Oregon Tax-Free and Small Cap Funds, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed May 30, 1997.

    15(c)        -  Distribution Plan on behalf of the Class C Shares of the
                    Aggressive Growth, California Tax-Free Bond, Index
                    Allocation, Ginnie Mae, National Tax-Free Bond, Small Cap and Variable Rate Government Funds, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5, 1997.

    15(d)        -  Distribution Plan on behalf of the Overland Sweep Fund, filed September 25, 1997.

    15(e)        -  Distribution Plan on behalf of the Class E Shares of the
                    Treasury Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 29, filed January 23, 1997.

    16           -  Schedules for Computation of Performance Data, incorporated by reference to Post-Effective Amendment No. 15, filed May
                    1, 1995.

    17           -  See Exhibit 27.

    18           -  Rule 18f-3 Multi-Class Plan, as amended, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement, filed August 5,1997.

    19           -  Powers of Attorney for R. Greg Feltus, Jack S. Euphrat,
                    Thomas S. Goho, Joseph N. Hankin, W. Rodney Hughes, Robert
                    M. Joses and J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 32, filed May 30, 1997; Power of Attorney for Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 41, filed January 30, 1998.

    27           -  Financial Data Schedules for the Overland predecessor
                    portfolios for the period ended December 31, 1996, incorporated by reference to the Form N-SAR filed February
                    9, 1997; Financial Data Schedules for the fiscal period ended March 31, 1997, incorporated by reference to the Form
                    N-SAR, filed May 29, 1997.

Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          As of March 1, 1998 the Funds did not directly or indirectly control, and were not under common control with, any other person or entity.

Item 26.  Number of Holders of Securities
          -------------------------------

          As of February 28, 1998, the number of record holders of each class of Securities of the Registrant was as follows:


                      Title of Class                                             Number of Record Holders
                      --------------                                             ------------------------
                                                               Class A*          Class B          Class C       Institutional
                                                               --------          -------          -------       -------------
                                                                                                                   Class
                                                                                                                   -----
Arizona Tax-Free Fund                                            185               33               N/A                6
Asset Allocation Fund                                         12,266           10,615               N/A              N/A
Balanced Fund                                                  1,657              509               N/A              102
California Tax-Free Bond Fund                                 10,971            1,670                79               51

California Tax-Free Income Fund                                3,069              N/A               N/A                8
California Tax-Free Money Market Mutual Fund                   8,120              N/A               N/A              N/A
California Tax-Free Money Market Trust                             3              N/A               N/A              N/A
Diversified Equity Income Fund                                12,587            3,688               N/A              N/A
Equity Index Fund                                              2,078              N/A               N/A              N/A
Equity Value Fund                                              2,254            4,499               N/A              104
Government Money Market Mutual Fund                              133              N/A               N/A              N/A
Growth Fund                                                   13,384            3,663               N/A               30
Index Allocation Fund                                          1,427              111             1,065              N/A
International Equity Fund                                      1,086            2,436               N/A              N/A
Intermediate Bond Fund                                           152              245               N/A               10
Money Market Mutual Fund                                       5,940              2**               N/A              N/A
Money Market Trust                                                 5              N/A               N/A              N/A
National Tax-Free Fund                                           946               28               144                5
National Tax-Free Money Market Mutual Fund                        51              N/A               N/A              N/A
National Tax-Free Money Market Trust                               2              N/A               N/A              N/A
Oregon Tax-Free Fund                                             639               70               N/A                9
Overland Express Sweep Fund                                        4              N/A               N/A              N/A
Prime Money Market Mutual                                        361           347***          696*****               74
Short-Intermediate U.S. Government Income Fund                   729              N/A               N/A               49
Short-Term Government-Corporate Income Fund                       22              N/A               N/A              N/A
Short-Term Municipal Income Fund                                  19              N/A               N/A              N/A
Small Cap Fund                                                   731            1,569               130               13
Strategic Growth Fund                                         14,309            2,849             1,654              N/A
Treasury Money Market Mutual Fund                                216            99***             2****              187
                                                                                               144*****
U.S. Government Allocation Fund                                1,312              467               N/A              N/A
U.S. Government Income Fund                                   10,948              823                80               67

Variable Rate Government                                         746              N/A                49              N/A

* For purposes of this chart, shares of single class Funds are included under the designation "Class A".
**    Designates the number of Class S recordholders.
***   Designates the number of Service Class recordholders.
****  Designates the number of Class E recordholders.
***** Designates the nuber of Administrative Class recordholders.

Item 27. Indemnification
         ---------------

         The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

         (h) The Corporation shall indemnify (1) its Directors and Officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

         (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.

Item 28. Business and Other Connections of Investment Advisor.
         ----------------------------------------------------

         Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, currently serves as investment advisor to several of the Registrant's investment portfolios and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

         To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position           Principal Business(es) and Address(es)
at Wells Fargo Bank         During at Least the Last Two Fiscal Years
--------------------------  -----------------------------------------
H. Jesse Arnelle            Senior Partner of Arnelle, Hastie, McGee, Willis &
Director                    Greene 455 Market Street San Francisco, CA  94105

                            Director of Armstrong World Industries, Inc.
                            5037 Patata Street
                            South Gate, CA  90280

                            Director of Eastman Chemical Corporation
                            12805 Busch Place
                            Santa Fe Springs, CA  90670

                            Director of FPL Group, Inc.
                            700 Universe Blvd.
                            P.O. Box 14000
                            North Palm Beach, FL  33408

Michael R. Bowlin           Chairman of the Board of Directors, Chief Executive
Director                    Officer, Chief Operating Officer and President of
                            Atlantic Richfield Co. (ARCO)
                            Highway 150
                            Santa Paula, CA  93060

Edward Carson               Chairman of the Board and Chief Executive Officer of
Director                    First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

                            Director of Aztar Corporation
                            2390 East Camelback Road  Suite 400
                            Phoenix, AZ  85016

                            Director of Castle & Cook, Inc.
                            10900 Wilshire Blvd.
                            Los Angeles, CA  90024

                            Director of Terra Industries, Inc.
                            1321 Mount Pisgah Road
                            Walnut Creek, CA  94596

William S. Davilla          President (Emeritus) and a Director of
Director                    The Vons Companies, Inc.
                            618 Michillinda Ave.
                            Arcadia, CA  91007

                            Director of Pacific Gas & Electric Company
                            788 Taylorville Road
                            Grass Valley, CA  95949

Rayburn S. Dezember         Director of CalMat Co.
Director                    3200 San Fernando Road
                            Los Angeles, CA  90065

                            Director of Tejon Ranch Company
                            P.O. Box 1000
                            Lebec, CA  93243

                            Director of The Bakersfield Californian
                            1707 I Street
                            P.O. Box 440
                            Bakersfield, CA  93302
                            Trustee of Whittier College
                            13406 East Philadelphia Ave.
                            P.O. Box 634
                            Whittier, CA  90608

Paul Hazen                  Chairman of the Board of Directors of
Chairman of the Board of    Wells Fargo & Company
Directors                   420 Montgomery Street
                            San Francisco, CA  94105

                            Director of Phelps Dodge Corporation
                            2600 North Central Ave.
                            Phoenix, AZ  85004

                            Director of Safeway, Inc.
                            4th and Jackson Streets
                            Oakland, CA  94660

Robert K. Jaedicke          Professor (Emeritus) of Accounting
Director                    Graduate School of Business at Stanford University
                            MBA Admissions Office
                            Stanford, CA  94305

                            Director of Bailard Biehl & Kaiser
                            Real Estate Investment Trust, Inc.
                            2755 Campus Dr.
                            San Mateo, CA  94403
                            Director of Boise Cascade Corporation
                            1111 West Jefferson Street
                            P.O. Box 50
                            Boise, ID  83728

                            Director of California Water Service Company
                            1720 North First Street
                            San Jose, CA  95112
                            Director of Enron Corporation
                            1400 Smith Street
                            Houston, TX  77002

                            Director of GenCorp, Inc.
                            175 Ghent Road
                            Fairlawn, OH  44333
                            Director of Homestake Mining Company
                            650 California Street
                            San Francisco, CA  94108

Thomas L. Lee               Chairman and Chief Executive Officer of
Director                    The Newhall Land and Farming Company
                            10302 Avenue 7 1-2
                            Firebaugh, CA  93622

                            Director of Calmat Co.
                            501 El Charro Road
                            Pleasanton, CA  94588

                            Director of First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

Ellen Newman                President of Ellen Newman Associates
Director                    323 Geary Street
                            Suite 507
                            San Francisco, CA  94102

                            Chair (Emeritus) of the Board of Trustees
                            University of California at San Francisco Foundation 250 Executive Park Blvd.
                            Suite 2000
                            San Francisco, CA  94143

                            Director of the California Chamber of Commerce 1201 K Street
                            12th Floor
                            Sacremento, CA  95814

Philip J. Quigley           Chairman, President and Chief Executive Officer of
Director                    Pacific Telesis Group
                            130 Kearney Street  Rm.  3700
                            San Francisco, CA  94108

Carl E. Reichardt           Director of Columbia/HCA Healthcare Corporation
Director                    One Park Plaza
                            Nashville, TN  37203

                            Director of Ford Motor Company
                            The American Road
                            Dearborn, MI  48121

                            Director of Newhall Management Corporation
                            23823 Valencia Blvd.
                            Valencia, CA  91355

                            Director of Pacific Gas and Electric Company
                            77 Beale Street
                            San Francisco, CA  94105

                            Retired Chairman of the Board of Directors
                            and Chief Executive Officer of Wells Fargo & Company 420 Montgomery Street
                            San Francisco, CA  94105

Donald B. Rice              President and Chief Executive Officer of Teledyne,
Director                    Inc. 2049 Century Park East
                            Los Angeles, CA  90067

                            Retired Secretary of the Air Force

                            Director of Vulcan Materials Company
                            One MetroPlex Drive
                            Birmingham, AL  35209

Richard J. Stegemeier       Chairman (Emeritus) of Unocal Corp
Director                    44141 Yucca Avenue
                            Lancaster, CA  93534

                            Director of Foundation Health Corporation
                            166 4th
                            Fort Irwin, CA  92310

                            Director of Halliburton Company
                            3600 Lincoln Plaza
                            500 North Alcard Street
                            Dallas, TX  75201

                            Director of Northrop Grumman Corp.
                            1840 Century Park East
                            Los Angeles, CA  90067

                            Director of Outboard Marine Corporation
                            100 SeaHorse Drive
                            Waukegan, IL  60085

                            Director of Pacific Enterprises
                            555 West Fifth Street
                            Suite 2900
                            Los Angeles, CA  90031

                            Director of First Interstate Bancorp
                            633 West Fifth Street
                            Los Angeles, CA  90071

Susan G. Swenson            President and Chief Executive Officer of Cellular
Director                    One 651 Gateway Blvd.
                            San Francisco, CA  94080

David M. Tellep             Retired Chairman of the Board and Chief Executive
Director                    Officer of Martin Lockheed Corp
                            6801 Rockledge Drive
                            Bethesda, MD  20817

                            Director of Edison International
                            and Southern California Edison Company
                            2244 Walnut Grove Ave.
                            Rosemead, CA  91770

                            Director of First Interstate
                            633 West Fifth Street
                            Los Angeles, CA  90071

Chang-Lin Tien              Chancellor of the University of California at
Director                    Berkeley

                            Director of Raychem Corporation
                            300 Constitution Drive
                            Menlo Park, CA  94025

John A. Young               President, Chief Executive Officer and Director
Director                    of Hewlett-Packard Company
                            3000 Hanover Street
                            Palo Alto, CA  9434

                            Director of Chevron Corporation
                            225 Bush Street
                            San Francisco, CA  94104

                            Director of Lucent Technologies
                            25 John Glenn Drive
                            Amherst, NY  14228

                            Director of Novell, Inc.
                            11300 West Olympic Blvd.
                            Los Angeles, CA  90064

                            Director of Shaman Pharmaceuticals Inc.
                            213 East Grand Ave. South
                            San Francisco, CA  94080

William F. Zuendt           President of Wells Fargo & Company
President                   420 Montgomery Street
                            San Francisco, CA  94105

                            Director of 3Com Corporation
                            5400 Bayfront Plaza, P.O. Box 58145
                            Santa Clara, CA  95052

                            Director of the California Chamber of Commerce

       Prior to May 1, 1996, Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company), served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and to certain other open-end management investment companies. From May 1, 1996 to December 15, 1997 BGFA BGFA served as sub-advisor to the corresponding Asset Allocation, U.S. Government Allocation and Corporate Stock Master Portfolios of Master Investment Trust, in which such funds invested substantially all of their assets. These Funds currently invest directly in a portfolio of securities and no longer invest in the Master Portfolios. BGFA currently serves as sub-advisor to these Funds.

       The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-advisor to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position             Principal Business(es) During at
at BGFA                       Least the Last Two Fiscal Years
----------------              --------------------------------

Frederick L.A. Grauer         Director of BGFA and Co-Chairman and Director of
Director                      BGI 45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                 Director of BGFA and C-Chairman and Director of
Director                      BGI 45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint              Chairman of the Board of Directors of BGFA
Chairman and Director         and Chief Executive Officer of BGI
                              45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher             Chief Financial Officer of BGFA and BGI since
Chief Financial Officer       May 1997 45 Fremont Street, San Francisco,
                              CA 94105 Managing Director and Principal
                              Accounting Officer at Bankers Trust Company from
                              1988 - 1997 505 Market Street, San Francisco, CA
                              94105


       Prior to January 1, 1996 WFNIA served as sub-advisor to the Asset Allocation, Corporate Stock and U.S. Government Allocation Funds of the Company and as advisor or sub-advisor to various other open-end management investment companies.


       For additional information, "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of Additional Information of such Funds. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisors Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc., distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Life & Annuity Trust, MasterWorks Funds, Inc. Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and is the exclusive placement agent for Managed Series Investment Trust and Master Investment Portfolio, all of which are registered open-end management investment companies.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

          (c) Not applicable.

Item 30.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

          (b) Wells Fargo Bank maintains all Records relating to its services as investment advisor, administrator and custodian and transfer and dividend disbursing agent at 525 Market Street, San Francisco, California 94105.

          (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

          (d) BGFA and BGI maintain all Records relating to their services as sub-advisor and custodian, respectively, for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens maintains all Records relating to its services as sponsor, co-administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.  Management Services.
          -------------------


          Other than as set forth under the captions "Organization and Management of the Fund(s)" in the Prospectuses for the Funds as well as "Management" in the Statements of

Additional Information of such Funds, the Registrant is not a party to any management-related service contract.

Item 32.  Undertakings.
          ------------

          (a)  Not applicable.

          (b)  Not applicable.

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES
                                  ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 16th day of April, 1998.

                         STAGECOACH FUNDS, INC.


                         By    /s/ Richard H. Blank, Jr.
                             --------------------------------
                             Richard H. Blank, Jr.
                             Secretary and Treasurer
                             (Principal Financial Officer)

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


   Signature                                    Title                                                Date
   ---------                                    -----                                                ----
       *                                        Director, Chairman and President
-------------------------------
(R. Greg Feltus)                                (Principal Executive Officer)


/s/Richard H. Blank, Jr.                        Secretary and Treasurer                             4/16/98
-------------------------------
(Richard H. Blank, Jr.)                         (Principal Financial Officer)


       *                                        Director
-------------------------------
(Jack S. Euphrat)


       *                                        Director
-------------------------------
(Thomas S. Goho)


       *                                        Director
-------------------------------
(Peter G. Gordon)


       *                                        Director
-------------------------------
(Joseph N. Hankin)


       *                                        Director
-------------------------------
(W. Rodney Hughes)


       *                                        Director
-------------------------------
(Tucker Morse)


*By    /s/Richard H. Blank, Jr.
      ---------------------------
       Richard H. Blank, Jr.
       As Attorney-in-Fact
       April 16, 1998

                             STAGECOACH FUNDS, INC.
                          FILE NOS. 33-42927; 811-6419
                                 EXHIBIT INDEX


Exhibit Number                                       Description
EX-99.B10                                   Opinion and Consent of Counsel